Income Taxes - Summary of Income Tax Recovery in Consolidated Statement of Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Current income tax recovery	$ (811)		$ (144)
Deferred income tax expense	286	$ 118	(65)
Income tax expense (recovery) from continuing operations (note 24)	(525)	118	(209)
Current income tax expense from discontinued operations (note 6)		1	8
Total income tax expense (recovery)	(525)	119	(201)
Income Tax Recovery
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Income tax expense (recovery) from continuing operations (note 24)	(525)	118	(209)
Total income tax expense (recovery)	$ (525)	$ 119	$ (201)